--------------------------------------
                                         OMB APPROVAL
                                         OMB Number: 3235-0570
                                         Expires: October 31, 2006
                                         Estimated average burden
                                         hours per response. . . . . . . 19.3
                                         ------------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4581
                                   -------------------------------------------
CORNERCAP GROUP OF FUNDS
------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

1355 PEACHTREE STREET, SUITE 1700, ATLANTA, GA                   30309
-------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)


  1355 PEACHTREE STREET, SUITE 1700, ATLANTA, GA         30309
-------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 404-892-4509

Date of fiscal year end:       3/31/2004
                        -------------------------------------------------

Date of reporting period:     3/31/2004
                         -------------------------------------------------


      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


           Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). PLEASE CUT AND PASTE ATTACHED ANNUAL REPORT HERE.

                                   CORNERCAP
                                 GROUP OF FUNDS


           CORNERCAP                                           CORNERCAP
         BALANCED FUND                                   SMALL-CAP VALUE FUND

                                    CORNERCAP
                                  MICROCAP FUND



                          ANNUAL REPORT TO SHAREHOLDERS
                            FOR THE FISCAL YEAR ENDED
                                 MARCH 31, 2004



The Peachtree, Suite 1700                    Advisor:            (800) 728-0670
1355 Peachtree Street, NE                    Administrator:      (888) 81-FUNDS
Atlanta, Georgia 30309                       Telecopier:         (404) 870-0770

                            CORNERCAP GROUP OF FUNDS

                      MANAGER'S REPORT FOR THE SHAREHOLDERS

                        FOR THE YEAR ENDED MARCH 31, 2004

Dear Shareholder:

The CornerCap mutual funds performed very well during the fiscal year ending March 31, 2004:

 RETURNS FOR THE FISCAL YEAR ENDING MARCH  31, 2004**



  57.6%       64.5%          27.2%       25.7%         70.8%         63.8%

SmallCap    Russell 200     Balance     Blended       Emerging     Russell 2000
Value        Value           Fund        60/40*        Growth       Growth

 *   Blended 60/40 = 60% S&P 500 Index + 40% Lehman Govt/Corp Bond Index
 ** The performance table and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares

Nothing pleases us more than to deliver exceptional returns to our clients. Last year was exceptional, not just for CornerCap investors, but for the average investor as well, i.e. the market. However, we are probably most proud of our results since the start of the major bear market in March 2000. For our Small Cap Value and Balanced funds, they are up significantly over that four-year period and were down in only one of the four years. Most investors have still not recovered from the market crash. We attribute these results to our philosophy for valuing investments and our discipline for implementing that philosophy. Our plan is to continue delivering the same investment process to our clients.

However, as you can note from our newsletters on our website, going forward we do not expect the market to offer opportunities such that we experienced last year. We believe that security valuations are simply too high for investors to expect double-digit equity returns over the coming decade. This is one reason that so many investors are moving from traditional stock and bond investments to untraditional hedge funds. Certainly, while some will experience positive returns, our forecast is that the returns of most will be prefixed by a minus sign. Keep your money secure by keeping your investments dull.

While our investment process may be as dull, there was nothing dull about the mutual fund business last year. For such a historically problem-free industry, we have probably never experienced such behavioral abuses by the managers of mutual funds. The abusers are in the process of being identified and tried, and retribution is beginning to filter down to some of the abused. Of course, CornerCap has experienced none of these legal problems.

The only legal problem that we are experiencing at the CornerCap Group of Funds is the one that all mutual fund companies are sharing. The shareholder abuses that have been reported by the media are causing legislatures and regulators to promulgate more laws and rules to expose and ultimately rid the industry of the bad guys. The result for even the good guys is more involved lawyers, auditors and administrators. This is generating more costs in the system, and the way the system has always worked, ultimately the shareholders cover all costs. These added costs will eventually pass through to shareholders. Please note that we have no plans to increase any of our funds' expense ratios. Thank you for your support.

CORNERCAP INVESTMENT COUNSEL
MAY 30, 2004

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                               ON INTERNAL CONTROL


THE AUDIT COMMITTEE
CORNERCAP GROUP OF FUNDS
ATLANTA, GEORGIA

In planning and performing our audits of the financial statements of CornerCap Balanced Fund, CornerCap Growth Small Cap Fund and Cornercap Micro-Cap Fund, each a series of shares of common stock of CornerCap Group of Funds, for the year ended March 31, 2004, we considered their internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Funds is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of the internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses, as defined above, as of March 31, 2004.

This report is intended solely for the information and use of management and the Board of Trustees of CornerCap Group of Funds and the Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

                                       TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
APRIL 29, 2004

           REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERCAP BALANCED FUND
ATLANTA, GEORGIA

We have audited the accompanying statement of assets and liabilities of CornerCap Balanced Fund, including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Balanced Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
APRIL 30, 2004

                            CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2004
-------------------------------------------------------------------------------

   SHARES                    COMMON STOCKS - 58.1%              VALUE
   ------                    ---------------------              -----

                     AEROSPACE & DEFENSE - 3.6%
    2,000             Boeing Co Com                            $ 82,140
    4,500             Goodrich Corp.                            126,315
    1,600             United Technologies                       138,080
                                                               --------
                                                                346,535
                                                               --------

                     APPL. & HOUSEHOLD - 2.6%
    3,450             Jones Apparel Group, Inc.                 124,717
    2,750             VF Corp.                                  128,425
                                                               --------
                                                                253,142
                                                               --------


                     AUTO PARTS - 1.3%
    2,100             Johnson Controls, Inc.                    124,215
                                                               --------


                     BANKS - MONEY CENTER - 8.6%
    3,800             Bank of New York                          119,700
    3,650             Charter One Financial Inc.                129,064
    2,200             Comerica, Inc.                            119,504
    4,300             US Bancorp                                118,895
    2,600             Wachovia Corp. New                        122,200
    4,462             Washington Federal, Inc.                  113,905
    2,550             Washington Mutual, Inc.                   108,910
                                                               --------
                                                                832,178
                                                               --------

                     BANKS - REGIONAL - 1.5%
    3,300             Fleetboston Financial Corp.               148,170
                                                               --------

                     BIOTECHNOLOGY - 2.8%
    3,400             Laboratory Amer. Hldgs.*                  133,450
    1,700             Quest Diagnostics, Inc.                   140,811
                                                               --------
                                                                274,261
                                                               --------

                     CHEMICALS - 1.2%
    2,050             PPG Industries                            119,515
                                                               --------

                     CONGLOMERATE - 3.0%
    2,100             Norsk Hydro                               147,987
    4,815             Tyco International, Ltd.                  137,950
                                                               --------
                                                                285,937
                                                               --------

                     ELECT. PLANT/EQUIP.- 1.0%
    2,000             Diebold, Inc.                              96,240
                                                               --------

                     ELECTRICAL & GAS - 2.8%
    3,300             DTE Energy Co.                            135,795
    3,400             FirstEnergy Corp.                         132,872
                                                               --------
                                                                268,667
                                                               --------

                     FOOD - 1.3%
    5,600             Sara Lee Corp.                            122,416
                                                               --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     CORNERCAP BALANCED FUND

MARCH 31, 2004

--------------------------------------------------------------------------------
 SHARES                      COMMON STOCKS - 58.1%                VALUE
 ------                      ---------------------                -----

                   HEALTH CARE SERVICES - 4.0%
    2,150             Cigna Corp.                              $126,893
    4,100             McKesson, Inc.                            123,369
    2,850             Oxford Health Plans Com                   139,223
                                                               --------
                                                                389,485
                                                               --------


                   INSURANCE - 2.6%
    1,450             Everest Re Group LTD Com                  123,888
    3,200             St. Paul Co., Inc.                        128,032
                                                               --------
                                                                251,920
                                                               --------

                   METALS-STEEL - 1.4%
    3,850             Alcoa, Inc.                               133,556
                                                               --------

                   OIL - 1.5%

    3,050             Ashland, Inc.                             141,795
                                                               --------
                   OTHER FINANCIAL - 5.8%
    4,700             Allied Capital, Inc.                      142,363
    1,600             Bear Stearns                              140,288
    1,466             Countrywide Financial Corp.               140,589
    5,050             MBNA Corp.                                139,532
                                                               --------
                                                                562,772
                                                               --------

                   PHARMACEUTICALS - 2.5%
    3,700             Pfizer, Inc.                              129,685
    3,050             Wyeth                                     114,528
                                                               --------
                                                                244,213
                                                               --------

                   RETAILERS - FOOD - 0.9%
    4,400             Safeway, Inc.*                             90,552
                                                               --------


                   RETAILERS - OTHER - 2.3%
    4,100             Abercrombie & Fitch Co.*                  138,744
    2,500             May Department Stores Co.                  86,450
                                                               --------

                                                                225,194
                                                               --------

                   SEMICONDUCTORS - 1.3%
   13,050             LSI Logic Corp.*                          121,887
                                                               --------

                   SOFTWARE - 1.2%
    4,200             Sungard Data Systems Inc.*                115,080
                                                               --------


                   TELECOM TECHNOLOGY - 1.2%
    6,200             Electronic Data Systems                   119,970
                                                               --------

                   TELECOM-OTHER - 1.2%

    3,400             Telefonos de Mexico SA                    118,694
                                                               --------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   CORNERCAP BALANCED FUND

MARCH 31, 2004
--------------------------------------------------------------------------------

   SHARES            COMMON STOCKS - 58.1%                           VALUE
   ------            ---------------------                           -----

                     WHOLESALE & INT'L - 2.5%
    7,400             Convergys Corp*                              $  112,480
    4,350             Donnelley & Sons Co                             131,588
                                                                    ---------
                                                                      244,068
                                                                   ----------

                      TOTAL COMMON STOCKS (COST $4,606,188)        $5,630,462
                                                                   ==========

  PRINCIPAL
   AMOUNT             CORPORATE BONDS - 17.8%                         VALUE
   ------             -----------------------                         -----

                     BANKS-MONEY CENTER - 3.9%
                      NationsBank Corp.
   $200,000           6.375% Due 05-15-05                             210,757
                      Norwest Financial
   150,000            6.250% Due 12-15-07                             169,323
                                                                   ----------
                                                                      380,080
                                                                   ----------

                     BANKS-SUPER REGIONAL - 2.0%
                      Citicorp
   165,000            7.250% Due 10-01-10                             196,509
                                                                   ----------

                     CONSUMER FINANCE - 1.6%
                      International Lease Financial Corp.
   140,000            5.750% Due 10-15-06                             151,513
                                                                   ----------

                     ELECTRICAL & GAS - 3.1%
                      National Rural Utilities
   150,000            6.375% Due 10-15-04                             154,027
                      General Electric Capital Notes
   140,000            5.450% Due 01-15-13                             150,754
                                                                   ----------
                                                                      304,781
                                                                   ----------

                     PHARMACEUTICALS - 1.9%
                      Eli Lilly & Co
   160,000            6.000% Due 03-15-12                             180,599
                                                                   ----------

                     RETAILERS - 1.8%

                      Wal-Mart Stores, Inc.
   150,000            6.875% Due 08-10-09                             176,037
                                                                   ----------

                     SECURITIES BROKER -1.8%
                      Merrill Lynch & Co,. Inc.
   150,000            6.375% Due 10-15-08                             169,387
                                                                   ----------

                     WIRELESS COMMUNICATION - 1.7%
                      Bell South Telecom
   150,000            6.000% Due 10-15-11                             166,361
                                                                   ----------

                      TOTAL CORPORATE BONDS (COST $1,632,008)       1,725,267
                                                                   ----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            CORNERCAP BALANCED FUND

MARCH 31, 2004

--------------------------------------------------------------------------------

          PRINCIPAL
           AMOUNT              GOVERNMENT BONDS - 18.6%                           VALUE
           ------              ------------------------                           -----

                             U. S. TREASURY BONDS - 18.6%

          $140,000            6.500% Due 08-15-05                               $ 149,942
           100,000            6.500% Due 10-15-06                                 111,586
           100,000            6.125% Due 08-15-07                                 112,859
           150,000            3.000% Due 02-15-08                                 153,521
           200,000            5.500% Due 05-15-09                                 225,930
           150,000            5.750% Due 08-15-10                                 172,219
           165,000            3.500% Due 01-15-11                                 204,295
           135,000            3.375% Due 01-15-12                                 163,808
           180,000            4.875% Due 02-15-12                                 196,488
           150,000            1.875% Due 07-15-13                                 157,219
           150,000            2.000% Due 01-15-14                                 157,395
                                                                                ---------

                              TOTAL GOVERNMENT BONDS (COST $1,686,602)          1,805,262
                                                                                ---------

                            SHORT-TERM INVESTMENTS - 2.9%

                             FEDERATED TREASURY - 2.9%

          $276,326            (COST $276,326)                                  $   276,326
                                                                               -----------

                              TOTAL INVESTMENTS (COST $8,201,124) (A)   97.4%   9,437,317
                              OTHER ASSETS AND LIABILITIES, NET          2.6%     259,212
                                                                      -------------------

                              NET ASSETS                               100.0%  $9,696,529
                                                                      ===================


                              *NON-INCOME PRODUCING SECURITY

                              (A) AGGREGATE COST FOR FEDERAL INCOME TAX
                                  PURPOSE IS $8,220,367.

                              At March 31, 2004, unrealized appreciation
                              (depreciation) of securities for federal income tax purposes is as follows:

                                 Gross unrealized appreciation                $1,406,141
                                 Gross unrealized depreciation                  (169,948)
                                                                              ----------

                                 NET UNREALIZED APPRECIATION                  $1,236,193
                                                                              ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2004
--------------------------------------------------------------------------------

ASSETS

    Investments at market value,
        (Identified cost $8,201,124) (NOTE 1-A)       $ 9,437,317
    Cash                                                  156,744
    Interest receivable                                    48,834
    Dividends receivable                                    9,268
    Due from advisor                                        3,343
    Receivable fund share sold                             50,035
    Other assets                                            1,515
                                                      -----------
            TOTAL ASSETS                                9,707,056
                                                      -----------


LIABILITIES

    Advisory fee payable                                    8,098
    Service fees payable                                    2,429
                                                      -----------

            TOTAL LIABILITIES                              10,527
                                                      -----------

NET ASSETS

    (Applicable to 757,828 shares outstanding,
        unlimited number of shares authorized)        $ 9,696,529
                                                      ===========


NET ASSET VALUE, OFFERING AND REPURCHASE

    PRICE PER SHARE

    ($9,696,529 / 757,828 shares)                     $     12.80
                                                      ===========

NET ASSETS

    At March 31, 2004, net assets consisted of:

       Paid-in capital                                $ 8,764,973
       Undistributed net investment income                105,763
       Accumulated net realized loss on investments      (410,400)
       Net unrealized appreciation of investments       1,236,193
                                                      -----------
                                                      $ 9,696,529
                                                      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP BALANCED FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2004

-------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends                                          $  111,655
    Interest                                              123,865
                                                       ----------
           TOTAL INCOME                                   235,520
                                                       ----------

EXPENSES
    Management fee (NOTE 2)                                78,392
    Service costs (NOTE 2)                                 23,518
                                                       ----------
       TOTAL EXPENSES                                     101,910
                                                       ----------
           NET INVESTMENT INCOME                          133,610
                                                       ----------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions
                                                          193,209

    Change in unrealized appreciation of investments    1,460,726
                                                       ----------
           NET GAIN ON INVESTMENTS                      1,653,935
                                                       ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $1,787,545
                                                       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED MARCH 31, 2004 AND 2003

-------------------------------------------------------------------------------

                                                                               2004          2003
                                                                          -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS
       Net investment income                                              $   133,610    $   128,230
       Net realized gain/(loss) on investments                                193,209       (266,069)
       Change in unrealized appreciation of investments                     1,460,726       (557,238)
                                                                          -----------    -----------
           NET INCREASE (DECREASE) IN
              NET ASSETS RESULTING FROM OPERATIONS                          1,787,545       (695,077)
                                                                          -----------    -----------

    DISTRIBUTIONS TO SHAREHOLDERS FROM
       Net investment income
           ($0.17 and $0.22 per share, respectively)                         (126,976)      (128,538)
                                                                          -----------    -----------

    CAPITAL SHARE TRANSACTIONS (A)
       Increase in net assets resulting from capital share transactions     1,929,033        732,186
                                                                          -----------    -----------

              TOTAL INCREASE (DECREASE) IN NET ASSETS                       3,589,602        (91,429)

NET ASSETS
    Beginning of year                                                       6,106,927      6,198,356
                                                                          -----------    -----------
END OF YEAR
    (Including undistributed net investment income of
        $105,763 and $84,498, respectively)                               $ 9,696,529    $ 6,106,927
                                                                          ===========    ===========


(A) SUMMARY OF CAPITAL SHARE ACTIVITY FOLLOWS:

                                                             2004                          2003
                                                  --------------------------    ------------------------
                                                   SHARES           VALUE         SHARES         VALUE

Shares sold                                          257,380    $ 3,110,968        117,186    $ 1,234,378
Shares issued on reinvestment of distributions        10,330        126,954         12,309        128,510
                                                 -----------    -----------    -----------    -----------
                                                     267,710      3,237,922        129,495      1,362,888
Shares redeemed                                     (109,628)    (1,308,889)       (59,091)      (630,702)
                                                 -----------    -----------    -----------    -----------
NET INCREASE                                         158,082    $ 1,929,033         70,404    $   732,186
                                                 ===========    ===========    ===========    ===========





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP BALANCED FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
-------------------------------------------------------------------------------

                                                                    FOR THE     FOR THE      FOR THE        FOR THE        FOR THE
                                                                  YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                                   MARCH 31,    MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                                     2004         2003         2002 (A)       2001           2000
                                                                ------------  ------------  ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE
    NET ASSET VALUE, BEGINNING OF YEAR                          $      10.18  $      11.72  $      11.28  $      10.71  $    11.62
                                                                ------------  ------------  ------------  ------------  ----------
    INCOME FROM INVESTMENT OPERATIONS -
       Net investment income                                             .14           .20           .14           .40         .36
       Net realized and unrealized gain (loss) on investments           2.65         (1.52)          .52           .54        (.66)
                                                                ------------  ------------  ------------  ------------  ----------

           TOTAL FROM INVESTMENT OPERATIONS                             2.79         (1.32)          .66           .94        (.30)
                                                                ------------  ------------  ------------  ------------  ----------

    LESS DISTRIBUTIONS FROM -
       Net investment income                                            (.17)         (.22)         (.22)         (.34)       (.37)
       Realized gains                                                --            --            --               (.03)       (.24)
                                                                ------------  ------------  ------------  ------------  ----------
           TOTAL DISTRIBUTIONS                                          (.17)         (.22)         (.22)         (.37)       (.61)
                                                                ------------  ------------  ------------  ------------  ----------

    NET ASSET VALUE, END OF YEAR                                $      12.80  $      10.18  $      11.72  $      11.28  $    10.71
                                                                ============  ============  ============  ============  ==========

TOTAL RETURN                                                           27.48%       (11.29)%        5.89%         8.91%      (2.89)%

RATIOS/SUPPLEMENTAL DATA
    NET ASSETS, END OF YEAR ($000)                              $      9,697  $      6,107  $      6,198  $      4,496  $    4,430
    RATIOS TO AVERAGE NET ASSETS
       Expenses                                                         1.30%         1.30%         1.30%         1.30%       1.32%
       Net investment income                                            1.70%         2.17%         1.75%         3.03%       3.16%
    PORTFOLIO TURNOVER RATE                                            12.19%        21.88%        26.77%        24.82%      16.38%

**    ANNUALIZED

(A) As required, effective April 1, 2001, the Fund has adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities as adjustments to interest income. Had the Fund not adopted these new provisions, the ratio of net investment income to average net assets would have been 1.79%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004

--------------------------------------------------------------------------------

(1)    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       CornerCap Balanced Fund (the "FUND") is a series of shares of the CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Fund is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

         A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

         B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

         C. FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

                  At March 31, 2004, the Fund had capital loss carryforwards available to offset future gains if any of approximately $410,000 of which $229,000 expires in 2009 and $181,000 expires in 2011.

                  On December 18, 2003, a distribution of $.17 per share was declared. The dividend was paid on December 18, 2003, to shareholders of record on December 17, 2003.

CORNERCAP BALANCED FUND

MARCH 31, 2004
-------------------------------------------------------------------------------

             The tax character of distributions paid for the years ended March 31, 2004 and 2003 was as follows:

                                           2004       2003
                                         --------   --------
Distributions paid from:
    Ordinary income                      $126,976   $128,538
    Long-term capital gain                   --         --
                                         --------   --------
                                         $126,976   $128,538
                                         ========   ========

         As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

 Undistributed ordinary income            $     105,763
 Capital loss carryforward                     (410,400)
 Unrealized appreciation                      1,236,193
                                          -------------
                                          $     931,556
                                          =============

       D. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

       E. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)    TRANSACTIONS WITH AFFILIATES

           INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

           The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "ADVISOR"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets.

           In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly at an annual rate of .30% of average net assets. The Advisor will provide day-to-day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the Shareholders and the Board of Trustees will be paid by the Advisor.

(3)    PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,680,650 and $909,382, respectively.

         REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERCAP MICRO-CAP FUND
ATLANTA, GEORGIA

We have audited the accompanying statement of assets and liabilities of CornerCap Micro-Cap Fund, (formerly CornerCap Emerging Growth Fund) including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Micro-Cap Fund as of March 31, 2004, the results of its operations for the year ended, the changes in its net assets for each of the two years then ended, and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

                                   TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
APRIL 30, 2004

CORNERCAP MICROCAP FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2004
--------------------------------------------------------------------------------

   SHARES             COMMON STOCK - 91.0%                             VALUE
   ------             --------------------                             -----

             APPL. & HOUSEHOLD - 2.0%

    1,000            Kenneth Cole Prod.                             $  34,100
    5,000            Quaker Fabric Corp                                44,900
                                                                    ---------
                                                                       79,000
                                                                    ---------


             AUTO PARTS - 0.4%

     600             Monro Muffler Brake*                              14,994
                                                                    ---------

             AUTOMOBILES - 1.3%

    3,000            Coachmen Industries, Inc.                         50,040
                                                                    ---------

             BANKS - MONEY CENTER - 4.5%

    2,057            First Mutual Bancshares                           49,574
    1,200            ITLA Capital Corp*                                59,352
     500             Interchange Financial                             12,150
    2,100            Northrim Bancorp                                  53,760
                                                                    ---------
                                                                      174,836
                                                                    ---------

             BROADCASTING & PUBLISHING - 2.1%

    6,600            ClearOne Comm.*                                   42,900
    6,000            Xeta Technology*                                  37,500
                                                                    ---------
                                                                       80,400
                                                                    ---------

             BUILDING MATERIALS - 2.7%

    3,000            Flexsteel Industries                              61,500
    2,000            Griffon Corp.*                                    43,200
                                                                    ---------
                                                                      104,700
                                                                    ---------
             CHEMICALS - 3.8%

    2,000            A Schulman, Inc.                                  39,300
    7,500            Edge Pete Corp.*                                 109,500
                                                                    ---------
                                                                      148,800
                                                                    ---------

             COMPUTERS & PERIPHERALS - 2.2%

    5,500            Compudyne Corp*                                   61,815
    1,700            Printronix Inc.*                                  24,922
                                                                    ---------
                                                                       86,737
                                                                    ---------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP MICROCAP FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2004
--------------------------------------------------------------------------------

   SHARES             COMMON STOCK - 91.0%                            VALUE
   ------             --------------------                            -----

             CONSTR. & AGRIC. MACHINERY - 1.7%

    2,050            Lufkin Inds Inc                            $  64,268
                                                                ---------



             CONSTRUCTION - 0.4%

    1,200            Matrix Svc Co.*                               16,236
                                                                ---------


             CONSUMER ELECTRONICS - 1.5%

    2,200            Tetra Technologies*                           57,486
                                                                ---------


             ELECT. PLANT / EQUIP. - 3.8%

    2,825            II VI, Inc.                                   69,071
    1,900            Robbins & Myers, Inc.                         40,945
    4,700            White Electronic Designs*                     35,955
                                                                ---------
                                                                  145,971
                                                                ---------

             ELECTRICAL & GAS - 3.4%

    3,500            Encore Wire Corp.*                           130,375
                                                                ---------

             ENERGY EQUIPMENT - 5.4%

    3,000            Core Laboratories NV*                         63,600
    1,900            Gulf Island Fabrication                       38,646
    3,400            Key Energy Group, Inc.*                       37,400
    2,000            Prima Energy Corp.*                           69,100
                                                                ---------
                                                                  208,746
                                                                ---------

             FOOD - 1.4%

    4,950            Embrex, Inc.*                                 56,133
                                                                ---------

             GAS PRODUCTION - 1.3%

    2,300            Cascade Natural Gas                           50,117
                                                                ---------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP MICROCAP FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2004
-------------------------------------------------------------------------------

   SHARES             COMMON STOCK - 91.0%                     VALUE
   ------             --------------------                     -----

             HEALTH CARE SERVICES - 10.8%

    4,300            Cytyc Corp.*                            $  95,675
    4,200            Enpath Medical*                            58,800
    4,000            Lance, Inc.                                65,560
    2,000            National Health Invs                       61,600
    2,500            Neogen Corp.*                              46,150
    3,000            Rehab Care Group, Inc.*                    59,640
     950             Young Innovations                          33,336
                                                             ---------
                                                               420,761
                                                             ---------

             HOUSEHOLD PRODUCTS - 5.5%

     700             Arctic Cat, Inc.                           17,843
    1,800            Dominion Homes*                            68,490
    2,250            Helen of Troy, Ltd.*                       69,772
    1,900            Movado Group Inc.                          56,886
                                                             ---------
                                                               212,991
                                                             ---------

             INSURANCE - 4.9%

    3,200            Alamo Group Inc.                           55,648
    2,400            NYMAGIC, Inc.                              60,720
   15,000            Meadowbrook Ins. Group*                    76,200
                                                             ---------
                                                               192,568
                                                             ---------

             MACHINE & ENGINEERING - 4.6%

    4,000            Gehl Company*                              64,996
    1,800            Quixote Corp.                              37,854
    3,500            Spartan Mtrs Inc                           36,925
    4,100            Sun Hydraulics Corp                        38,253
                                                             ---------
                                                               178,028
                                                             ---------
             MACHINE TOOLS - 4.9%

    2,050            B H A Group Holdings                       61,479
    1,800            Cascade Corp                               36,540
    6,100            Summa Industries*                          56,425
    3,100            Walter Industries, Inc.                    37,014
                                                             ---------
                                                               191,458
                                                             ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP MICROCAP FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2004
--------------------------------------------------------------------------------

   SHARES          COMMON STOCK - 91.0%                        VALUE
   ------          --------------------                        -----

             METALS - NON-FERROUS - 1.0%
    6,000            TOR Minerals Intl Inc*                    37,020
                                                             --------

             METALS - STEEL - 3.2%
   11,000            Commonwealth Industries                   80,410
    1,800            Gibraltar Steel Corp                      44,244
                                                             --------
                                                              124,654
                                                             --------

             OIL - 2.5%
    3,000            Frontier Oil Corp.                        58,140
    2,000            Giant Industries*                         41,400
                                                             --------
                                                               99,540
                                                             --------

             OTHER FINANCIAL - 3.3%
    1,000            First Cash Finl Svcs*                     33,630
   11,600            Metris Cos Inc. *                         93,264
                                                             --------
                                                              126,894
                                                             --------

             PAPER / PACKAGING - 1.1%
    3,600            Myers Industries                          44,280
                                                             --------

             RETAILERS - OTHER - 2.5%
    3,600            Building Materials                        63,180
    3,000            Sport Chalet Inc.*                        34,890
                                                             --------
                                                               98,070
                                                             --------

             TELECOM TECHNOLOGY - 5.6%
    2,200            Catapult Communications*                  39,224
    4,500            Inet Technologies Inc.*                   55,845
    1,400            Integral Systems, Inc.                    26,600
     144             Peregrine Systems, Inc.*                   3,168
    2,600            Performance Tech.*                        43,914
    4,000            Tessco Technologies*                      50,760
                                                             --------
                                                              219,511
                                                             --------

             TOBACCO - 1.1%
    2,400            Standard Coml Corp                        44,520
                                                             --------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP MICROCAP FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2004
--------------------------------------------------------------------------------


   SHARES          COMMON STOCK - 91.0%                                       VALUE
   ------          --------------------                                       -----

             TRANS. - SHIPPING - 1.0%
    2,300            Cantel Medical Corp.*                                    $    41,147
                                                                              -----------


             WHOLESALE & INT'L - 1.0%
   40,000            Warrantech Corp.*                                             39,600
                                                                              -----------

                     Total Common Stocks (Cost$2,768,971)                     $ 3,539,881
                                                                              ===========



  PRINCIPAL

   AMOUNT             SHORT-TERM INVESTMENTS - 8.0%                            VALUE
   ------             -----------------------------                            -----

                  FEDERATED TREASURY - 8.0%
   309,909           (COST $309,909)                                           $   309,909
                                                                               -----------

                     TOTAL INVESTMENTS (COST $3,078,880) (A)    99.0%            3,849,790
                     OTHER ASSETS AND LIABILITIES, NET           1.0%               41,012
                                                              ----------------------------

                     NET ASSETS                                100.0%           $3,890,802
                                                              ============================



                     *NON-INCOME PRODUCING SECURITY

                     (A) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSE IS
                         $3,078,880.

                     At March 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                        Gross unrealized appreciation            $   975,979
                        Gross unrealized depreciation               (205,069)
                                                                 -----------

                        NET UNREALIZED APPRECIATION              $   770,910
                                                                 ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP MICRO-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2004
-------------------------------------------------------------------------------

ASSETS
    Investments at market value,
        (Identified cost $3,078,880) (NOTE 1-A)                               $ 3,849,790
    Cash                                                                          117,488
    Interest receivable                                                               210
    Dividends receivable                                                            2,354
                                                                              -----------
            TOTAL ASSETS                                                        3,969,842
                                                                              -----------


LIABILITIES

    Investment securities purchased                                                73,247
    Advisory fee payable                                                            4,184
    Service fees payable                                                            1,609
                                                                              -----------
            TOTAL LIABILITIES                                                      79,040
                                                                              -----------

NET ASSETS

    (Applicable to 440,913 shares outstanding, unlimited shares authorized)   $ 3,890,802
                                                                              ===========

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE

    ($3,890,802 / 440,913 shares)                                             $      8.82
                                                                              ===========

NET ASSETS

    At March 31, 2004, net assets consisted of:

       Paid-in capital                                                        $ 4,701,164
       Accumulated net realized loss on investments                            (1,581,272)
       Net unrealized appreciation                                                770,910
                                                                              -----------
                                                                              $ 3,890,802


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP MICRO-CAP FUND

STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 2004
-------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME

       Dividends                                       $    18,707
       Interest income                                       1,802
                                                       -----------
           TOTAL INCOME                                     20,509
                                                       -----------

    EXPENSES
       Management fee (NOTE 2)                              39,060
       Service fees (NOTE 2)                                15,023
                                                       -----------
           TOTAL EXPENSES                                   54,083
                                                       -----------
              NET INVESTMENT LOSS                          (33,574)
                                                       -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions           186,141
    Change in unrealized appreciation of investments     1,373,944
                                                       -----------
           NET GAIN ON INVESTMENTS                       1,560,085
                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 1,526,511
                                                       ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP MICRO-CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED MARCH 31, 2004 AND 2003
-------------------------------------------------------------------------------

                                                                             2004            2003
                                                                          -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS
       Net investment loss                                                $   (33,574)   $   (37,341)
       Net realized gain (loss) on investments                                186,141     (1,368,601)
       Change in unrealized appreciation (depreciation) of investments      1,373,944       (232,848)
                                                                          -----------    -----------
           NET INCREASE (DECREASE) IN ASSETS
              RESULTING FROM OPERATIONS                                     1,526,511     (1,638,790)
                                                                          -----------    -----------

    CAPITAL SHARE TRANSACTIONS (A)
       Increase in net assets resulting from capital share transactions       126,484         79,072
                                                                          -----------    -----------
              TOTAL INCREASE (DECREASE) IN NET ASSETS                       1,652,995     (1,559,718)

NET ASSETS

    Beginning of year                                                       2,237,807      3,797,525
                                                                          -----------    -----------
    END OF YEAR                                                           $ 3,890,802    $ 2,237,807



(A) SUMMARY OF CAPITAL SHARE ACTIVITY FOLLOWS:

                             2004                            2003
                    ------------------------     ---------------------------
                     SHARES         VALUE           SHARES         VALUE

Shares sold           142,332    $ 1,003,802         14,650    $    90,511
Shares redeemed      (134,183)      (877,318)        (2,113)       (11,439)
                  -----------    -----------    -----------    -----------
NET INCREASE            8,149    $   126,484         12,537    $    79,072
                  ===========    ===========    ===========    ===========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP MICRO-CAP FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
--------------------------------------------------------------------------------


                                                                               JULY 27, 2000*
                                                            YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                TO             TO              TO               TO
                                                             March 31,      March 31,        March 31,       March 31,
                                                              2004            2003             2002           2001
                                                         ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE
    NET ASSET VALUE, BEGINNING OF PERIOD                 $       5.17    $       9.04    $       9.04    $      13.26
                                                         ------------    ------------    ------------    ------------

    INCOME FROM INVESTMENT OPERATIONS -

       Net investment loss                                      (0.08)          (0.09)          (0.13)          (0.11)
       Net realized and unrealized gain
           (loss) on investments                                 3.73           (3.78)           1.82           (4.11)
                                                         ------------    ------------    ------------    ------------

           TOTAL FROM INVESTMENT OPERATIONS                      3.65           (3.87)           1.69           (4.22)
                                                         ------------    ------------    ------------    ------------
    LESS DISTRIBUTIONS FROM

       Realized gains                                         --              --                (1.69)        --

    NET ASSET VALUE, END OF PERIOD                       $       8.82    $       5.17    $       9.04    $       9.04
                                                         ============    ============    ============    ============


TOTAL RETURN                                                    70.60%         (42.81)%         18.42%         (31.83)%

                                            RATIOS/SUPPLEMENTAL DATA

    NET ASSETS, END OF PERIOD ($000)                        $   3,891       $   2,238       $   3,798       $   3,429
    RATIOS TO AVERAGE NET ASSETS

       Expenses                                                  1.80%           1.77%           1.86%           1.90%
       Net investment loss                                      (1.12)%         (1.36)%         (1.44)%         (1.30)%
    PORTFOLIO TURNOVER RATE                                     63.79%          69.49%          47.88%          34.20%


*  COMMENCEMENT OF OPERATIONS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP MICRO-CAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004

-------------------------------------------------------------------------------

(1)    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       CornerCap Micro-Cap Fund, (formerly CornerCap Emerging Growth Fund) (the "FUND") is a series of shares of CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund's investment objective is to obtain long-term capital appreciation. The Fund began operations on July 27, 2000.

         A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

         B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

         C. FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

                  At March 31, 2004, the Fund had capital loss carry forwards available to offset future gains, if any, of approximately $1,581,000 of which $1,210,000 expires in 2011 and $371,000 expires in 2012.

                  There were no distributions paid for the periods ended March 31, 2004 and 2003.

CORNERCAP MICRO-CAP FUND

MARCH 31, 2004

-------------------------------------------------------------------------------

         As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                 Undistributed ordinary income                  $           -
                 Undistributed long-term gain                         1,581,272
                 Unrealized appreciation                                770,910
                                                                ---------------
                                                                $     2,352,182
                                                                ===============

       D. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

       E. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        F. RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2004, the Fund decreased paid in capital by $33,574 and increased undistributed net investment income by $33,574.

(2)    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

           The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "ADVISOR"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.30% of the average daily net assets.

           In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

           The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)    PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,707,615 and $1,825,719, respectively.

           REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERCAP SMALL-CAP VALUE FUND
ATLANTA, GEORGIA

We have audited the accompanying statement of assets and liabilities of CornerCap Small-Cap Value Fund, including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Small-Cap Value Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
APRIL 30, 2004

CORNERCAP SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2004
------------------------------------------------------------------------------

       SHARES               COMMON STOCKS - 99.0%                    VALUE
       ------               ---------------------                    -----

                     AEROSPACE / DEFENSE - 4.0%
       29,450         GenCorp, Inc.                                  $ 318,943
                                                                     ---------
       12,600         Moog, Inc.*                                      429,912
                                                                     ---------

                                                                       748,855
                                                                     ---------

                     APPL. & HOUSEHOLD - 2.1%
       9,850          Kellwood Co.                                     386,613
                                                                     ---------

                     AUTO PARTS - 5.1%
       15,900         Arvinmeritor, Inc.                               315,297
       7,900          Superior Industries International                279,976
       12,000         TBC Corp.*                                       352,440
                                                                     ---------

                                                                       947,713
                                                                     ---------


                     BANKS - MONEY CENTER - 5.9%
       13,650         FirstMerit Corp.                                 355,583
       16,177         Washington Federal, Inc.                         413,017
       6,400          Webster Financial Corp.                          324,544
                                                                     ---------

                                                                     1,093,144
                                                                     ---------


                     BANKS - REGIONAL - 1.5%
       7,500          Hudson United Bancorp*                           285,375
                                                                     ---------

                     BEVERAGES - NON ALCOHOLIC - 1.9%
       11,300         Constellation Brands, Inc.*                      362,730
                                                                     ---------


                     BROADCASTING & PUBL - 2.8%
       14,450         Plantronics, Inc.*                               529,015
                                                                     ---------


                     BUILDING MATERIALS - 4.0%
       28,500         Apogee Enterprises                               351,405
       12,025         Crane Co.                                        396,825
                                                                     ---------
                                                                       748,230
                                                                     ---------

                     CHEMICALS - 4.2%
       17,800         Headwaters Inc.*                                 456,036
       12,850         Quaker Chemical Corp.                            326,390
                                                                     ---------
                                                                       782,426
                                                                     ---------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP SMALL CAP VALUE FUND

MARCH 31, 2004
-------------------------------------------------------------------------------

       SHARES            COMMON STOCKS - 99.0%                          VALUE
       ------            ---------------------                          -----

                     CONGLOMERATE - 1.9%
       13,100         Standex International Corp.                     $ 353,700
                                                                      ---------

                     CONSTRUCTION - 1.6%
       7,500          Lafarge Corp.                                     304,875
                                                                      ---------

                     CONSUMER SERVICES - 2.2%
       12,900         John H. Harland Co.                               401,448
                                                                      ---------

                     ELEC. PLANT / EQUIPMENT - 3.6%
       26,350         CTS Corp.                                         343,604
       5,000          Franklin Electric Co.                             318,400
                                                                      ---------
                                                                        662,004
                                                                      ---------

                     ELECTRICAL & GAS - 2.6%
       7,650          Allete, Inc.                                      268,439
       6,250          Nicor, Inc.                                       220,187
                                                                      ---------
                                                                        488,626
                                                                      ---------

                     FOOD - 2.5%
       17,350         Smithfield Foods, Inc.*                           470,532
                                                                      ---------

                     HEALTHCARE SERVICES - 10.5%
       13,000         Apria Healthcare Group Com*                       389,220
       6,700          Cooper Cos                                        361,800
       13,250         Haemonetics Corp*                                 416,713
       49,350         Orthodontic Centers of America, Inc.*             389,865
       16,150         Owens & Minor                                     408,595
                                                                      ---------
                                                                      1,966,193
                                                                      ---------

                     HOUSEHOLD PRODUCTS - 8.1%
       3,800          Beazer Homes USA, Inc.                            402,458
       12,000         Blyth, Inc.                                       392,040
       7,500          Polaris Industries, Inc.                          340,800
       8,200          Toll Brothers, Inc.                               372,526
                                                                      ---------
                                                                      1,507,824
                                                                      ---------

                     INDUSTRIAL COMPONENT - 2.0%
       7,800          Curtiss Wright                                    365,586
                                                                      ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP SMALL CAP VALUE FUND

MARCH 31, 2004
-------------------------------------------------------------------------------

       SHARES          COMMON STOCKS - 99.0%                          VALUE
       ------          ---------------------                          -----

                     INSURANCE - 7.8%

       26,000         21st Century Ins Group                       $ 374,400
       18,650         Clark Inc.*                                    317,050
       10,700         HCC Ins Hldgs Inc. Com                         345,931
       10,000         Reinsurance Group Amer Inc                     409,700
                                                                   ---------
                                                                   1,447,081
                                                                   ---------

                     MACHINE TOOLS - 6.7%

       10,000         American Axle & Mfg*                           368,500
       7,700          Briggs & Stratton Corp.                        519,519
       12,500         Manitowoc, Inc.                                369,750
                                                                   ---------
                                                                   1,257,769
                                                                   ---------

                     MISCELLANEOUS MATERIALS -2.0%

       11,450         Cabot Corp.                                    375,560
                                                                   ---------
                     OIL - 2.2%

       28,300         Vintage Petroleum, Inc.                        414,878
                                                                   ---------
                     OTHER CONSUMER GOODS - 1.9%

       10,850         Barnes & Noble*                                353,710
                                                                   ---------

                     PER. CARE / COSMETICS - 1.7%

       21,000         Oakley Inc.                                    311,640
                                                                   ---------

                     RETAILERS - OTHER - 4.3%

       17,600         Haverty Furniture Co., Inc.                    374,528
       9,400          Regis Corp.                                    417,736
                                                                   ---------
                                                                     792,264
                                                                   ---------

                     TOBACCO - 2.3%

       8,300          Universal Corp.                                421,806
                                                                   ---------

                     WHOLESALE & INT'L - 3.6%

       21,250         ABM Industries, Inc.                           381,437
       16,213         AMN Healthcare Services*                       297,508
                                                                   ---------
                                                                     678,945
                                                                   ---------


                      TOTAL COMMON STOCKS (COST $13,665,290)    $ 18,458,542
                                                                ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP SMALL CAP VALUE FUND

MARCH 31, 2004
------------------------------------------------------------------------------
     PRINCIPAL

       AMOUNT           SHORT-TERM INVESTMENTS - 0.2%                 VALUE
       ------           -----------------------------                 -----

                   FEDERATED TREASURY - 0.2%

      $ 36,265     (COST $36,265)                                   $  36,265
                                                                    ---------


                   TOTAL INVESTMENTS (COST $13,701,555) (A)  99.2%  18,494,807
                   OTHER ASSETS AND LIABILITIES, NET          0.8%     145,882
                                                            ------------------


                    NET ASSETS                              100.0%  $ 18,640,689
                                                          =====================


                  *NON-INCOME PRODUCING SECURITIES

                  (A) AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $13,701,555.

                  At March 31, 2004, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

                       Gross unrealized appreciation             $  5,316,944
                       Gross unrealized depreciation                 (523,692)
                                                                -------------

                       NET UNREALIZED APPRECIATION               $  4,793,252
                                                                 =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2004
-------------------------------------------------------------------------------

ASSETS
    Investments at market value,
        (Identified cost $13,701,555) (NOTE 1-A)                                  $18,494,807
    Cash                                                                              146,662
    Interest receivable                                                                    22
    Dividends receivable                                                               11,549
    Other assets                                                                       11,109
                                                                                  -----------
            TOTAL ASSETS                                                           18,664,149
                                                                                  -----------


LIABILITIES

    Advisory fee payable                                                               15,640
    Service fees payable                                                                7,820
                                                                                  -----------
            TOTAL LIABILITIES                                                          23,460
                                                                                  -----------

NET ASSETS

    (Applicable to 1,281,267 shares outstanding, unlimited shares authorized)     $18,640,689
                                                                                  ===========

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE

    ($18,640,689 / 1,281,267 shares)                                              $     14.55
                                                                                  ===========

NET ASSETS

    At March 31, 2004, net assets consisted of:

       Paid-in capital                                                            $13,754,187
       Accumulated net realized gain on investments                                    93,250
       Net unrealized appreciation                                                  4,793,252
                                                                                  -----------
                                                                                  $18,640,689
                                                                                  ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
    INCOME

       Dividends                                         $   201,802
       Interest income                                           731
       Other income                                              607
                                                         -----------
           TOTAL INCOME                                      203,140
                                                         -----------

    EXPENSES

       Management fee (NOTE 2)                               160,351
       Service fees (NOTE 2)                                  80,176
                                                         -----------
           TOTAL EXPENSES                                    240,527
                                                         -----------
              NET INVESTMENT LOSS                            (37,387)
                                                         -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    Net realized gain from security transactions             599,208
    Change in unrealized appreciation of investments       6,295,994
                                                         -----------
           NET GAIN ON INVESTMENTS                         6,895,202
                                                         -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 6,857,815
                                                         ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED MARCH 31, 2004 AND 2003
-------------------------------------------------------------------------------

                                                                                  2004              2003
                                                                               ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS
       Net investment loss                                                     $    (37,387)     $    (18,837)
       Net realized gain (loss) on investments                                      599,208          (121,748)
       Change in net unrealized appreciation (depreciation) of investments        6,295,994        (4,746,271)
                                                                               ------------      ------------
           NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS            6,857,815        (4,886,856)
                                                                               ------------      ------------

    DISTRIBUTIONS TO SHAREHOLDERS FROM
       Net investment income                                                           --                --
       Realized gains ($0.13 and $0.61 per share, respectively)                    (164,374)         (782,575)
                                                                               ------------      ------------
           TOTAL DISTRIBUTIONS                                                     (164,374)         (782,575)
                                                                               ------------      ------------

    CAPITAL SHARE TRANSACTIONS (A)

       Increase (decrease) in net assets resulting from
           capital share transactions                                               (73,757)        1,355,222
                                                                               ------------      ------------

              TOTAL INCREASE (DECREASE) IN NET ASSETS                             6,619,684        (4,314,209)

NET ASSETS

    Beginning of year                                                            12,021,005        16,335,214
                                                                               ------------      ------------
    END OF YEAR                                                                $ 18,640,689      $ 12,021,005
                                                                               ============      ============


(A) SUMMARY OF CAPITAL SHARE ACTIVITY FOLLOWS:

                                                                        2004                               2003
                                                          ------------------------------      -----------------------------
                                                              SHARES            VALUE             SHARES           VALUE
                                                              ------            -----             ------           -----
       Shares sold                                             151,001    $     1,878,818          419,887    $     5,103,100
       Shares issued on reinvested of distributions             11,534            158,381           77,966            775,760
                                                          ------------    ---------------     ------------    ---------------
                                                               162,535          2,037,199          497,853          5,878,860
       Shares redeemed                                        (169,847)        (2,110,956)        (401,970)        (4,523,638)
                                                          ------------    ---------------     ------------    ---------------
       NET INCREASE (DECREASE)                                  (7,312)   $       (73,757)          95,883    $     1,355,222
                                                          =============   ================    ============    ===============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
--------------------------------------------------------------------------------

                                 YEARS ENDED MARCH 31,

                                                                     2004        2003         2002         2001        2000
                                                                  ---------    ---------    ---------    ---------    --------
PER SHARE OPERATING PERFORMANCE

    NET ASSET VALUE, BEGINNING OF YEAR                            $    9.33    $   13.70    $   10.80    $    8.87    $   9.56
                                                                  ---------    ---------    ---------    ---------    --------


    INCOME FROM INVESTMENT OPERATIONS -

       Net investment income (loss)                                   (0.03)       (0.01)                  --              .06
                                                                                                                           .06
       Net realized and unrealized gain (loss) on investments          5.38        (3.75)        3.62         1.96         .46
                                                                  ---------    ---------    ---------    ---------    --------

           TOTAL FROM INVESTMENT OPERATIONS                            5.35        (3.76)        3.62         2.02         .52
                                                                  ---------    ---------    ---------    ---------    --------


       Net investment income                                                     --           --         (.06) -          (.06)
       Realized gains                                                 (0.13)        (.61)        (.66)        (.09)      (1.15)
                                                                  ---------    ---------    ---------    ---------    --------
           TOTAL DISTRIBUTIONS                                        (0.13)        (.61)        (.72)        (.09)      (1.21)
                                                                  ---------    ---------    ---------    ---------    --------
    NET ASSET VALUE, END OF YEAR                                  $   14.55    $    9.33    $   13.70    $   10.80    $   8.87
                                                                  =========    =========    =========    =========    ========

TOTAL RETURN                                                          57.43%      (27.74)%      34.33%       22.91%       5.30%

                            RATIOS/SUPPLEMENTAL DATA

    NET ASSETS, END OF YEAR ($000)                                $ 18,641     $ 12,021     $   16,335   $ 11,134     $  11,492
    RATIOS TO AVERAGE NET ASSETS

       Expenses                                                        1.50%       1.50%         1.50%        1.50%       1.50%
       Net investment income                                          (0.23)%     (0.13)%         .01%         .54%        .53%
    PORTFOLIO TURNOVER RATE                                           22.09%      31.89%        40.71%       62.13%      37.13%


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004
--------------------------------------------------------------------------------

(1)     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        CornerCap Small-Cap Value Fund, (the "FUND") is a series of shares of CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund's investment objective is to obtain long-term capital appreciation.

         A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

         B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

         D. FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

                  On December 17, 2003, a long-term capital gain distribution of $0.13 per share was declared. The dividend was paid on December 18, 2003, to shareholders of record on December 17, 2003.

                  The tax character of distributions paid for the years ended March 31, 2004 and 2003 was as follows:

                                                        2004             2003
                                                   ------------     ------------

                  Distributions paid from:

                      Ordinary income              $    -           $     20,216
                      Long-term capital gain            164,374          762,359
                                                   ------------     ------------
                                                   $    164,374     $    782,575
                                                   ============     ============

CORNERCAP SMALL-CAP VALUE FUND

MARCH 31, 2004
-------------------------------------------------------------------------------

                  As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                  Undistributed ordinary income                 $           -
                  Undistributed long-term gain                           93,250
                  Unrealized appreciation                             4,793,252
                                                                ---------------
                                                                $     4,886,502
                                                                ===============

        D. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

         E. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          F. RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2004, the Fund decreased paid in capital by $37,387 and increased undistributed net investment income by $37,387.

(2)     TRANSACTIONS WITH AFFILIATES

            INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

            The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "ADVISOR"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

            In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

            The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)     PURCHASES AND SALES OF SECURITIES

        For the year ended March 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,701,125 and $3,424,283 respectively.

--------------------------------------------------------------------------------


OFFICERS AND AFFILIATED TRUSTEES. The following table sets forth certain information about the Trust's Officers as well as members of the Board who are affiliated with the Adviser and are therefore "interested persons" of the Trust as that term is defined in the 1940 Act:

----------------------------------------- ------------------- ------------------- ----------------------------- --------------------
NAME                                      TERM OF             NUMBER OF           PRINCIPAL OCCUPATION(S)       OTHER TRUSTEESHIPS/
AGE                                       OFFICE AND          FUNDS IN            DURING PAST 5 YEARS           DIRECTORSHIPS
ADDRESS                                   TENURE              COMPLEX OVERSEEN                                  BY TRUSTEE
POSITION WITH TRUST
----------------------------------------- ------------------- ------------------- ----------------------------- -------------------

THOMAS E. QUINN *                         Trustee,                    3           Chief Executive Officer,      None
58                                        President,                              CornerCap Investment Counsel
The Peachtree, Suite 1700                 Chief    Financial
1355 Peachtree St. NE                     Officer, and
Atlanta, GA  30309                        Treasurer
                                          since 1992


----------------------------------------- ------------------- ------------------- ----------------------------- --------------------
RICHARD T. BEAN                           Vice  President of  N/A                 Portfolio Manager,            n/a
40                                        the Funds                               CornerCap Investment
The Peachtree, Suite 1700                                                         Counsel; Assistant
1355 Peachtree St. NE                                                             Controller, Godwins, Inc.
Atlanta, GA  30309                                                                (an employee benefit plan
                                                                                  administrator)
----------------------------------------- ------------------- ------------------- ----------------------------- -------------------
JOHN A. HACKNEY                           Secretary  of  the         n/a          Compliance Officer,           n/a
36                                        Funds                                   CornerCap Investment Counsel
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA  30309

----------------------------------------- ------------------- ------------------- ----------------------------- -------------------

GENE A. HOOTS                             Vice  President of         n/a          Vice President of the Funds   n/a
63                                        the Funds                               and Chairman Emeritus of
The Peachtree, Suite 1700                                                         the Adviser
1355 Peachtree St. NE
Atlanta, GA  30309

----------------------------------------- ------------------- ------------------- ----------------------------- -------------------

INDEPENDENT TRUSTEES. The following table sets forth certain information about those members of the Board who are not "interested persons" of the Trust as that term is defined in the 1940 Act ("Independent Trustees"):

----------------------------------------- ------------------- ------------------- ----------------------------- -------------------
NAME                                      TERM OF             NUMBER OF           PRINCIPAL OCCUPATION(S)       OTHER TRUSTEESHIPS/
AGE                                       OFFICE AND          FUNDS IN            DURING PAST 5 YEARS           DIRECTORSHIPS
ADDRESS                                   TENURE              COMPLEX OVERSEEN                                  BY TRUSTEE
POSITION WITH TRUST

----------------------------------------- ------------------- ------------------- ----------------------------- --------------------
RICHARD L. BOGER                          Trustee                     3           President &  CEO,  Lex-Tek   Gray Television, Inc.
56                                        since 1992                              International,  Inc.  1997 -
590 Means Street, SW                                                              present;    Pres.   &   CEO,
Suite 200                                                                         Export  Insurance  Services,
Atlanta, GA  30318                                                                Inc. 1989 - 2002

----------------------------------------- ------------------- ------------------- ----------------------------- -------------------

LAURIN M. MCSWAIN                         Trustee                     3           Attorney, Lefkoff, Duncan,    None
51                                        since 1994                              Grimes, Miller & McSwain
Eleven Piedmont Center, Suite 806                                                 2001 - present
3495 Piedmont Road                                                                Attorney, Bloodworth &
Atlanta, GA  30305                                                                McSwain 1996 - 2001

----------------------------------------- ------------------- ------------------- ----------------------------- -------------------



The SAI includes additional information about Fund directors and is available, without charge, upon request.

ITEM 2. CODE OF ETHICS.

      (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. A CODE OF ETHICS WAS ADOPTED AND IT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER AND ACCOUNTING. IT IS ATTACHED AS EXHIBIT 11. A. 1.

      (b) For purposes of this item, the term "Code of Ethics" means written standards that are reasonably designed to deter wrongdoing ant to promote:

           (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

           (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

           (3) Compliance with applicable governmental laws, rules and regulations;

           (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

           (5) Accountability for adherence to the Code.

      (c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of the item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge upon request pursuant to paragraph (f)(3) of this Item. THE CODE OF ETHICS HAS NOT BEEN AMENDED DURING THE PERIOD.

      (d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the Items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted and the date of the waiver. NO SUCH WAIVER WAS GRANTED DURING THE PERIOD.

      (e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention. NOT APPLICABLE.

      (f) The registrant must:

           (1) File with the Commission, pursuant to Item 11(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

           (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

           (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.

      THE TRUST'S CODE OF ETHICS IS ATTACHED HERETO AS AN EXHIBIT.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                           (i) Has at least one audit committee financial expert
                  serving on its audit committee; or

                           (ii) Does not have an audit committee financial
                  expert serving on its audit committee. THE AUDIT COMMITTEE DOES NOT CURRENTLY HAVE A FINANCIAL EXPERT SERVING ON THE COMMITTEE.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                           (i) Accept directly or indirectly any consulting,
                  advisory, or other compensatory fee from the issuer; or

                           (ii) Be an "interested person" of the investment
                  company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert


                THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT IT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE REGISTRANT'S BOARD OF TRUSTEES BELIEVES THAT THE MEMBERS OF THE AUDIT COMMITTEE ARE FINANCIALLY LITERATE AND HAVE THE FINANCIAL KNOWLEDGE AND EXPERTISE NECESSARY TO UNDERSTAND THE FINANCIAL STATEMENTS AND OPERATIONS OF A REGISTERED INVESTMENT COMPANY. THE REGISTRANT'S BOARD OF TRUSTEES, HOWEVER, BELIEVES THAT IT MAY BE ADVANTAGEOUS TO HAVE AN ADDITIONAL TRUSTEE WHO WOULD QUALIFY AS AN AUDIT COMMITTEE FINANCIAL EXPERT AND WILL CONTINUE TO MONITOR THE SITUATION WITH A VIEW TO TAKING SUCH STEP IN THE FUTURE.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.THE AUDIT FEES FOR THE LAST TWO YEARS TOTAL $47,000. THIS AMOUNT WAS PAID BY THE REGISTRANT'S ADVISOR AND NOT DIRECTLY BY THE REGISTRANT.

           (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. NOT APPLICABLE

           (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. NOT APPLICABLE

           (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. NOT APPLICABLE

           (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


THE AUDIT COMMITTEE WILL PRE-APPROVE ANY AUDIT SERVICES AND, WHEN APPROPRIATE, EVALUATE AND PRE-APPROVE ANY NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT AUDITORS TO THE FUND, AS WELL AS PRE-APPROVE, WHEN APPROPRIATE, ANY PERMITTED NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT AUDITORS TO THE FUND'S INVESTMENT ADVISER, OR ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE FUND IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUND. PRE-APPROVAL BY THE COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS: (1) (A) WITH RESPECT TO THE TRUST, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE TRUST CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE TRUST DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED; (B) WITH RESPECT TO THE ADVISER AND ANY ADVISER-AFFILIATED SERVICE PROVIDER, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE COMMITTEE)

PAID TO THE AUDITOR BY THE TRUST, THE ADVISER AND ANY ADVISER-AFFILIATED SERVICE PROVIDER DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

                  (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. NOT APPLICABLE

           (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. NOT APPLICABLE

           (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. NOT APPLICABLE

           (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. NOT APPLICABLE

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

           If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 18c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant's audit Committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

    ----------------------------------- ------------------- ------------------- ----------------------------- ---------------------
    NAME                                TERM OF             NUMBER OF           PRINCIPAL OCCUPATION(S)       OTHER TRUSTEESHIPS/
    AGE                                 OFFICE AND          FUNDS IN            DURING PAST 5 YEARS           DIRECTORSHIPS
    ADDRESS                             TENURE              COMPLEX OVERSEEN                                  BY TRUSTEE
    POSITION WITH TRUST
    ----------------------------------- ------------------- ------------------- ----------------------------- ---------------------
    RICHARD L. BOGER                    Trustee                     3           President  &  CEO,   Lex-Tek  Gray Television, Inc.
    56                                  since 1992                              International,  Inc.  1997 -
    590 Means Street, SW                                                        present;    Pres.   &   CEO,
    Suite 200                                                                   Export  Insurance  Services,
    Atlanta, GA  30318                                                          Inc. 1989 - 2002

    ----------------------------------- ------------------- ------------------- ----------------------------- ----------------------

    LAURIN M. MCSWAIN                   Trustee                     3           Attorney, Lefkoff, Duncan,    None
    51                                  since 1994                              Grimes, Miller & McSwain
    Eleven Piedmont Center, Suite 806                                           2001 - present
    3495 Piedmont Road                                                          Attorney, Bloodworth &
    Atlanta, GA  30305                                                          McSwain 1996 - 2001

    ----------------------------------- ------------------- ------------------- ----------------------------- ----------------------


           (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees. NON-APPLICABLE

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

           NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item. NOT APPLICABLE



ITEM 10. CONTROLS AND PROCEDURES.

           (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

           THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE EVALUATED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES WITHIN 90 DAYS OF THIS FILING AND HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES WERE EFFECTIVE, AS OF THAT DATE, IN ENSURING THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THIS FORM N-CSR WAS RECORDED, PROCESSED, SUMMARIZED AND REPORTED TIMELY.

           (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

           THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER ARE AWARE OF NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR THAT HAS MATERIALLY AFFECTED, OR IS LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

           (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

           (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS IS ATTACHED HERETO.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

           (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of
Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 of the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) CORNERCAP GROUP OF FUNDS

By (Signature and Title)*  /s/ Thomas E. Quinn, CEO
                         -----------------------------------------------------
                               Thomas E. Quinn
Date  5/18/04
      ---------

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Thomas E. Quinn, CEO
                         -------------------------------------------------------
                                          Thomas E. Quinn
Date  5/18/04
      ---------

By (Signature and Title)*   /s/ Thomas E. Quinn, CFO
                         -------------------------------------------------------
                                          Thomas E. Quinn
/s/ Thomas E. Quinn, CEO
Date  5/18/04
      ---------

* Print the name and title of each signing officer under his or her signature.